Prepayment and Other Current Assets (Details) - USD ($)					6 Months Ended			12 Months Ended
	Mar. 01, 2023	Jul. 31, 2022	Apr. 30, 2022	Apr. 10, 2022	Jun. 30, 2024		Jun. 30, 2021	Dec. 31, 2023		Dec. 31, 2021	Feb. 06, 2024	Apr. 09, 2023	Apr. 04, 2023	Dec. 31, 2022	[2]
Prepayment and Other Current Assets [Line Items]
Interest income					$ 31,172
Credit losses of long-age rental deposit					1,155,768	[1]		$ 1,155,768	[2]
Generating interest income								24,441
Credit losses of long-age rental deposit								1,155,768
AGM Group Ltd [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount			$ 900,000
Working capital												$ 600,000	$ 1,200,000
Outstanding amount					1,350,000
Total amount of loans								1,350,000
Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets [Line Items]
Working capital												$ 600,000
Outstanding amount					465,000
Interest income					8,064
Total amount of loans								465,000
Generating interest income								5,745
Northnew Management Limited [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount	$ 2,000,000
Interest rate percentage	1.00%
Working capital											$ 2,300,000
Outstanding amount					2,295,426
Interest income					$ 16,963
Total amount of loans								1,925,426
Generating interest income								$ 5,996
Loan Agreement [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount	$ 2,000,000	$ 25,000		$ 280,000			$ 400,000			$ 400,000
Loan Agreement [Member] | AGM Group Ltd [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage													1.00%
Loan Agreement [Member] | Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage				1.00%
Loan Agreement [Member] | Northnew Management Limited [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage	1.00%

[1]	As of June 30, 2024 and December 31, 2023, the Company recorded credit losses of $1,155,768 and $1,155,768 for the long-age deposit, respectively.
[2]	For the year ended December 31, 2023, the Company recorded credit losses of $1,155,768 for the long-age deposit. No bad debt allowance was recorded for the year ended December 31, 2022 and 2021.